Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2018 USD ($)
2019	$ 7,071,444
2020	6,908,889
2021	13,358,889
2022	5,626,778
2023	20,619,000
Thereafter	10,300,000
Total	$ 63,885,000